Accounts Receivable - Movements on the allowance for credit losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Allowance for Doubtful Accounts Receivable
As at January 1	$ 60	$ 20	$ 95
Increase in allowance for credit losses	141	150	16
Decrease in allowance due to subsequent collection	(16)	(107)	(92)
Exchange difference	(7)	(3)	1
Divestment of subsidiaries	(7)
As at December 31	$ 171	$ 60	$ 20